Buffalo High Yield Fund
Schedule of Investments
December 31, 2025 (Unaudited)

CORPORATE BONDS - 63.8%	Principal Amount	Value
Communication Services - 3.8%
Entertainment - 0.2%
Starz Capital Holdings LLC, 5.50%, 04/15/2029 (a)	$2,000,000	$1,617,980

Interactive Media & Services - 0.8%
Cars.com, Inc., 6.38%, 11/01/2028 (a)	4,000,000	4,007,816
Match Group Holdings II LLC, 5.00%, 12/15/2027 (a)	1,000,000	1,004,511
		5,012,327

Media - 2.8%
Directv Financing LLC, 8.88%, 02/01/2030 (a)	3,000,000	3,042,602
Dotdash Meredith, Inc., 7.63%, 06/15/2032 (a)	3,000,000	2,734,931
Getty Images, Inc., 10.50%, 11/15/2030 (a)	3,000,000	3,027,042
Gray Media, Inc.
10.50%, 07/15/2029 (a)	1,800,000	1,938,755
4.75%, 10/15/2030 (a)	500,000	388,242
5.38%, 11/15/2031 (a)	1,000,000	750,755
9.63%, 07/15/2032 (a)	100,000	104,128
Scripps Escrow II, Inc.
3.88%, 01/15/2029 (a)	500,000	460,520
5.38%, 01/15/2031 (a)	2,000,000	1,521,316
Univision Communications, Inc., 9.38%, 08/01/2032 (a)	4,500,000	4,838,085
		18,806,376
Total Communication Services		25,436,683

Consumer Discretionary - 3.6%
Automobile Components - 0.4%
Patrick Industries, Inc., 4.75%, 05/01/2029 (a)	3,000,000	2,981,757

Diversified Consumer Services - 0.2%
McGraw-Hill Education, Inc., 7.38%, 09/01/2031 (a)	1,100,000	1,160,982

Hotels, Restaurants & Leisure - 0.2%
Six Flags Entertainment Corp., 5.50%, 04/15/2027 (a)	1,500,000	1,492,940

Household Durables - 0.5%
K Hovnanian Enterprises, Inc.
8.00%, 04/01/2031 (a)	500,000	510,761
8.38%, 10/01/2033 (a)	2,500,000	2,542,660
		3,053,421

Specialty Retail - 1.4%
PetSmart LLC / PetSmart Finance Corp.
7.50%, 09/15/2032 (a)	3,000,000	3,056,668
10.00%, 09/15/2033 (a)	6,000,000	6,186,120
		9,242,788

Textiles, Apparel & Luxury Goods - 0.9%
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033 (a)	5,500,000	6,074,965
Total Consumer Discretionary		24,006,853

Consumer Staples - 4.1%
Consumer Staples Distribution & Retail - 0.4%
United Natural Foods, Inc., 6.75%, 10/15/2028 (a)	2,500,000	2,514,350

Food & Beverage Wholesalers - 0.8%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	5,000,000	5,254,745

Food Products - 2.5%
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	3,000,000	3,006,084
4.25%, 08/01/2029 (a)	1,000,000	983,761
Primo Water Holdings, Inc. / Triton Water Holdings, Inc., 4.38%, 04/30/2029 (a)	2,000,000	1,948,158
TreeHouse Foods, Inc., 4.00%, 09/01/2028	4,000,000	3,990,000
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (a)	6,500,000	6,534,268
		16,462,271

Personal Care Products - 0.4%
BellRing Brands, Inc., 7.00%, 03/15/2030 (a)	3,000,000	3,103,954
Total Consumer Staples		27,335,320

Energy - 13.7%
Energy Equipment & Services - 1.3%
Bristow Group, Inc., 6.88%, 03/01/2028 (a)	2,250,000	2,254,759
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)	6,000,000	6,345,714
		8,600,473

Oil, Gas & Consumable Fuels - 12.4%
California Resources Corp.
8.25%, 06/15/2029 (a)	6,000,000	6,279,665
7.00%, 01/15/2034 (a)	3,000,000	2,956,930
Crescent Energy Finance LLC
9.25%, 02/15/2028 (a)	4,504,000	4,664,525
7.38%, 01/15/2033 (a)	6,000,000	5,697,671
Delek Logistics Partners LP / Delek Logistics Finance Corp.
7.13%, 06/01/2028 (a)	1,000,000	1,006,254
8.63%, 03/15/2029 (a)	3,000,000	3,146,397
7.38%, 06/30/2033 (a)	500,000	510,567
Energy Transfer LP
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual	7,350,000	7,556,719
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	1,000,000	1,068,250
Genesis Energy LP / Genesis Energy Finance Corp.
8.88%, 04/15/2030	6,500,000	6,861,179
8.00%, 05/15/2033	500,000	519,366
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028 (a)	4,000,000	4,150,140
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (a)	4,000,000	3,833,154
Northern Oil & Gas, Inc.
8.13%, 03/01/2028 (a)	9,100,000	9,185,095
7.88%, 10/15/2033 (a)	1,000,000	974,281
Saturn Oil & Gas, Inc., 9.63%, 06/15/2029 (a)	10,369,000	10,233,636
Summit Midstream Holdings LLC, 8.63%, 10/31/2029 (a)	2,600,000	2,697,526
Sunoco LP, 6.25%, 07/01/2033 (a)	1,500,000	1,537,890
Talos Production, Inc.
9.00%, 02/01/2029 (a)	2,000,000	2,083,816
9.38%, 02/01/2031 (a)	2,000,000	2,089,586
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	6,000,000	6,060,666
		83,113,313
Total Energy		91,713,786

Financials - 14.1%
Capital Markets - 0.4%
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (a)	500,000	518,564
StoneX Group, Inc., 7.88%, 03/01/2031 (a)	2,000,000	2,132,496
		2,651,060

Consumer Finance - 2.6%
Credit Acceptance Corp., 9.25%, 12/15/2028 (a)	2,000,000	2,092,818
Encore Capital Group, Inc.
9.25%, 04/01/2029 (a)	4,000,000	4,215,000
8.50%, 05/15/2030 (a)	1,250,000	1,343,216
EZCORP, Inc., 7.38%, 04/01/2032 (a)	2,000,000	2,126,902
PRA Group, Inc.
8.38%, 02/01/2028 (a)	1,500,000	1,539,343
8.88%, 01/31/2030 (a)	5,750,000	5,955,750
		17,273,029

Financial Services - 7.2%
Burford Capital Global Finance LLC
6.88%, 04/15/2030 (a)	4,500,000	4,405,599
9.25%, 07/01/2031 (a)	7,500,000	7,732,395
7.50%, 07/15/2033 (a)	2,000,000	1,925,140
CPI CG, Inc., 10.00%, 07/15/2029 (a)	1,858,000	1,977,337
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029 (a)	5,250,000	5,489,454
6.88%, 05/01/2031 (a)	500,000	500,704
9.13%, 05/15/2031 (a)	3,000,000	3,226,092
8.38%, 04/01/2032 (a)	6,000,000	6,324,661
Hightower Holding LLC, 9.13%, 01/31/2030 (a)	4,500,000	4,792,532
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030 (a)	500,000	526,035
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	2,500,000	2,714,790
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (a)	8,000,000	8,445,040
		48,059,779

Insurance - 3.9%
Acrisure LLC / Acrisure Finance, Inc., 8.50%, 06/15/2029 (a)	2,000,000	2,094,008
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032 (a)	11,000,000	11,476,795
Asurion LLC and Asurion Co.-Issuer, Inc., 8.00%, 12/31/2032 (a)	7,250,000	7,525,582
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030 (a)	3,000,000	3,145,731
6.88%, 10/01/2033 (a)	2,000,000	1,932,738
		26,174,854
Total Financials		94,158,722

Health Care - 4.2%
Commercial Services & Supplies - 0.2%
VT Topco, Inc., 8.50%, 08/15/2030 (a)	1,500,000	1,573,221

Health Care Equipment & Supplies - 0.8%
Embecta Corp., 6.75%, 02/15/2030 (a)	3,000,000	2,968,317
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032 (a)	3,000,000	2,720,580
		5,688,897

Health Care Providers & Services - 0.9%
Global Medical Response, Inc., 7.38%, 10/01/2032 (a)	500,000	520,689
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)	5,000,000	5,258,040
		5,778,729

Medical Equipment & Devices - 0.2%
Neogen Food Safety Corp., 8.63%, 07/20/2030 (a)	1,100,000	1,178,658

Pharmaceuticals - 2.1%
Harrow, Inc., 8.63%, 09/15/2030 (a)	9,000,000	9,464,985
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028	4,000,000	4,154,350
7.88%, 09/15/2029	250,000	275,046
		13,894,381
Total Health Care		28,113,886

Industrials - 11.9%
Aerospace & Defense - 0.9%
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (a)	250,000	266,545
TransDigm, Inc.
4.63%, 01/15/2029	1,000,000	994,240
4.88%, 05/01/2029	1,000,000	998,284
6.63%, 03/01/2032 (a)	1,000,000	1,041,727
6.38%, 05/31/2033 (a)	2,000,000	2,053,556
6.75%, 01/31/2034 (a)	500,000	521,160
		5,875,512

Air Freight & Logistics - 0.2%
Clue Opco LLC, 9.50%, 10/15/2031 (a)	1,000,000	1,059,660

Building Products - 0.9%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (a)	1,250,000	1,282,870
Builders FirstSource, Inc.
5.00%, 03/01/2030 (a)	4,000,000	3,991,375
4.25%, 02/01/2032 (a)	1,000,000	953,061
		6,227,306

Commercial Services & Supplies - 5.3%
CoreCivic, Inc., 8.25%, 04/15/2029	4,000,000	4,208,280
Deluxe Corp.
8.00%, 06/01/2029 (a)	3,500,000	3,571,372
8.13%, 09/15/2029 (a)	1,000,000	1,054,729
Garda World Security Corp., 6.50%, 01/15/2031 (a)	100,000	102,387
GEO Group, Inc.
8.63%, 04/15/2029	4,000,000	4,209,932
10.25%, 04/15/2031	8,000,000	8,761,385
JB Poindexter & Co., Inc., 8.75%, 12/15/2031 (a)	1,000,000	1,048,726
RR Donnelley & Sons Co., 9.50%, 08/01/2029 (a)	8,000,000	8,273,960
TKC Holdings, Inc., 10.50%, 05/15/2029 (a)	4,000,000	4,131,244
		35,362,015

Construction & Engineering - 0.4%
MasTec, Inc., 6.63%, 08/15/2029 (a)	3,000,000	3,035,235

Ground Transportation - 0.8%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
8.25%, 01/15/2030 (a)	4,000,000	4,150,040
8.38%, 06/15/2032 (a)	1,000,000	1,033,266
		5,183,306

Passenger Airlines - 3.0%
Grupo Aeromexico SAB de CV, 8.63%, 11/15/2031 (a)	14,000,000	14,328,020
OneSky Flight LLC, 8.88%, 12/15/2029 (a)	5,250,000	5,621,191
		19,949,211

Trading Companies & Distributors - 0.4%
BlueLinx Holdings, Inc., 6.00%, 11/15/2029 (a)	3,000,000	2,954,371
Total Industrials		79,646,616

Information Technology - 1.1%
Communications Equipment - 0.3%
VM Consolidated, Inc., 5.50%, 04/15/2029 (a)	2,000,000	2,002,972

Software - 0.3%
Dye & Durham Ltd., 8.63%, 04/15/2029 (a)	2,100,000	1,982,214

Technology Distributors - 0.5%
EquipmentShare.com, Inc.
8.63%, 05/15/2032 (a)	1,800,000	1,903,539
8.00%, 03/15/2033 (a)	1,500,000	1,580,535
		3,484,074
Total Information Technology		7,469,260

Materials - 4.3%
Chemicals - 3.8%
Celanese US Holdings LLC
7.00%, 02/15/2031	500,000	512,452
7.38%, 02/15/2034	2,500,000	2,543,642
Cerdia Finanz GmbH, 9.38%, 10/03/2031 (a)	7,000,000	7,271,250
Chemours Co.
5.75%, 11/15/2028 (a)	2,000,000	1,946,680
8.00%, 01/15/2033 (a)	6,000,000	5,815,558
Mativ Holdings, Inc., 8.00%, 10/01/2029 (a)	7,500,000	7,584,562
		25,674,144

Containers & Packaging - 0.3%
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (a)	1,000,000	1,028,945
Trivium Packaging Finance BV, 8.25%, 07/15/2030 (a)	900,000	965,456
		1,994,401

Metals & Mining - 0.2%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (a)	1,000,000	1,060,397
Total Materials		28,728,942

Real Estate - 2.4%
Hotel & Resort REITs - 0.5%
Service Properties Trust, 8.63%, 11/15/2031 (a)	3,000,000	3,157,389

Industrial REITs - 1.3%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 9.75%, 04/15/2030 (a)	3,500,000	3,800,563
IIP Operating Partnership LP, 5.50%, 05/25/2026	5,000,000	4,930,791
		8,731,354

Real Estate Management & Development - 0.3%
Five Point Operating Co. LP, 8.00%, 10/01/2030 (a)	2,000,000	2,092,642

Specialized REITs - 0.3%
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25%, 01/15/2029 (a)	1,000,000	978,660
4.63%, 03/15/2030 (a)	1,000,000	978,921
		1,957,581
Total Real Estate		15,938,966

Utilities - 0.6%
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp., 7.00% to 12/15/2026 then 5 yr. CMT Rate + 5.74%, Perpetual (a)	3,500,000	3,574,213
TOTAL CORPORATE BONDS (Cost $415,101,304)		426,123,247

BANK LOANS - 26.1%	Principal Amount	Value
Communication Services - 3.5%
Diversified Telecommunications - 0.3%
Digicel International Finance T/L B (07/25), 9.23%, 07/30/2032	2,000,000	2,001,430

Entertainment - 0.7%
Pretzel Parent T/L B (TAIT), First Lien, 8.42%, 08/14/2031	4,972,475	4,922,750

Media - 2.5%
Directv Financing LLC, First Lien, 9.82% (3 mo. Term SOFR + 5.25%), 08/02/2029	7,027,448	7,060,547
Summer BC Holdco B SARL, First Lien, 9.26% (3 mo. Term SOFR + 5.00%), 02/21/2029	5,954,660	5,584,369
Townsquare Media, Inc., First Lien, 9.19% (3 mo. Term SOFR + 5.00%), 02/19/2030	5,810,939	4,140,294
		16,785,210
Total Communication Services		23,709,390

Consumer Discretionary - 2.1%
Hotels, Restaurants & Leisure - 0.6%
Flynn Restaurant Group LP, First Lien, 7.67% (1 mo. Term SOFR + 3.75%), 01/28/2032	3,970,000	3,990,902

Household Durables - 0.3%
AI Aqua Merger Sub, Inc., First Lien, 6.87% (1 mo. Term SOFR + 3.00%), 07/31/2028	1,975,051	1,981,628

Specialty Retail - 1.2%
Victra Holdings LLC, First Lien, 7.89% (1 mo. Term SOFR + 3.75%), 03/29/2029	7,961,484	7,982,622
Total Consumer Discretionary		13,955,152

Consumer Staples - 1.2%
Personal Care Products - 1.2%
KDC/ONE Development Corp., Inc., 7.42% (1 mo. Term SOFR + 3.50%), 08/15/2028	7,962,544	7,872,965

Financials - 5.0%
Financial Services - 3.6%
Blackhawk Network Holdings, Inc., First Lien, 7.92% (1 mo. Term SOFR + 4.00%), 03/12/2029	3,465,000	3,485,842
FNZ USA FinCo LLC, First Lien, 8.90% (3 mo. Term SOFR + 5.00%), 11/05/2031	3,960,025	3,151,190
Nexus Buyer LLC, First Lien, 7.42% (1 mo. Term SOFR + 3.50%), 07/31/2031	10,655,631	10,523,022
Nexus Buyer LLC, 9.67%, 08/04/2032	7,000,000	6,950,790
		24,110,844

Insurance - 1.4%
Acrisure LLC, First Lien, 6.96% (1 mo. Term SOFR + 3.00%), 11/06/2030	3,950,100	3,951,956
CRC Insurance Group LLC, Second Lien, 8.75% (3 mo. Term SOFR + 4.75%), 05/06/2032	2,105,263	2,137,716
Jones Deslauriers Insurance Management, Inc., First Lien, 7.06% (3 mo. Term SOFR + 2.75%), 03/15/2030	3,447,740	3,456,360
		9,546,032
Total Financials		33,656,876

Health Care - 6.1%
Biotechnology - 1.9%
Endo Finance Holdings, Inc., First Lien, 7.67% (1 mo. Term SOFR + 4.00%), 04/23/2031	9,875,000	9,810,813
Star Parent, Inc., First Lien, 8.00% (3 mo. Term SOFR + 4.00%), 09/30/2030	2,947,500	2,954,294
		12,765,107

Health Care Equipment & Supplies - 1.3%
Bausch + Lomb Corp., First Lien, 7.92% (1 mo. Term SOFR + 4.00%), 09/29/2028	4,398,750	4,409,747
Embecta Corp., 6.92% (1 mo. Term SOFR + 3.00%), 04/02/2029	4,238,646	4,252,061
		8,661,808

Pharmaceuticals - 2.9%
Amneal Pharmaceuticals LLC, First Lien, 7.42% (1 mo. Term SOFR + 3.50%), 08/02/2032	14,962,500	15,112,125
LSCS Holdings, Inc., First Lien, 8.50% (3 mo. Term SOFR + 4.50%), 03/04/2032	3,970,000	3,897,230
		19,009,355
Total Health Care		40,436,270

Industrials - 3.9%
Aerospace & Defense - 0.5%
Karman Holdings, Inc., First Lien, 7.50% (3 mo. Term SOFR + 3.50%), 04/01/2032	3,483,753	3,520,767

Building Products - 1.0%
Trulite Glass & Aluminum Solutions LLC, 10.29% (3 mo. Term SOFR + 6.00%), 03/01/2030	7,171,875	6,956,719

Commercial Services & Supplies - 2.0%
Emerald X, Inc., First Lien, 7.17% (1 mo. Term SOFR + 3.25%), 01/30/2032	5,472,500	5,529,524
Gloves Buyer, Inc., First Lien, 7.92% (1 mo. Term SOFR + 4.00%), 05/24/2032	8,000,000	7,975,000
		13,504,524

Machinery - 0.4%
Chart Industries, Inc., First Lien, 6.48% (3 mo. Term SOFR + 2.50%), 03/18/2030	2,278,731	2,292,414
Total Industrials		26,274,424

Information Technology - 1.5%
Application Software - 0.4%
Dye & Durham Corp., 8.35% (3 mo. Term SOFR + 4.25%), 04/14/2031	2,786,448	2,587,217

IT Services - 0.2%
Prometric Holdings, Inc., First Lien, 7.67% (1 mo. Term SOFR + 3.75%), 06/25/2032	997,500	1,006,727

Software - 0.9%
DTI Holdco, Inc., First Lien, 7.92% (1 mo. Term SOFR + 4.00%), 04/26/2029	5,416,593	5,072,260
Inmar, Inc., 8.42% (1 mo. Term SOFR + 4.50%), 10/30/2031	1,235,663	1,223,306
		6,295,566
Total Information Technology		9,889,510

Materials - 2.8%
Chemicals - 1.0%
M2S Group Intermediate Holdings, Inc., First Lien, 8.59% (3 mo. Term SOFR + 4.75%), 08/27/2031	6,557,471	6,526,323

Paper & Forest Products - 1.8%
Verde Operating Company, First Lien, 8.00% (3 mo. Term SOFR + 4.00%), 11/29/2030	11,879,548	11,895,051
Total Materials		18,421,374
TOTAL BANK LOANS (Cost $176,496,318)		174,215,961

CONVERTIBLE BONDS - 2.5%	Principal Amount	Value
Communication Services - 0.4%
Entertainment - 0.4%
Live Nation Entertainment, Inc., 2.88%, 10/15/2031 (a)	2,500,000	2,468,750

Consumer Discretionary - 0.6%
Automobile Components - 0.3%
Patrick Industries, Inc., 1.75%, 12/01/2028	1,250,000	2,127,500

Diversified Consumer Services - 0.3%
Stride, Inc., 1.13%, 09/01/2027	1,600,000	2,184,800
Total Consumer Discretionary		4,312,300

Health Care - 0.7%
Biotechnology - 0.7%
KalVista Pharmaceuticals, Inc., 3.25%, 10/01/2031 (a)	1,190,000	1,511,895
Mirum Pharmaceuticals, Inc., 4.00%, 05/01/2029	1,100,000	2,843,170
Total Health Care		4,355,065

Industrials - 0.2%
Electrical Equipment - 0.2%
Array Technologies, Inc., 1.00%, 12/01/2028	1,500,000	1,363,858

Utilities - 0.6%
Electric Utilities - 0.6%
PG&E Corp., 4.25%, 12/01/2027	4,000,000	4,120,400
TOTAL CONVERTIBLE BONDS (Cost $13,214,552)		16,620,373

CONVERTIBLE PREFERRED STOCKS - 2.4%	Shares	Value
Financials - 0.4%
Financial Services - 0.4%
Shift4 Payments, Inc., 6.00%, 05/01/2028	30,000	2,400,300

Industrials - 1.2%
Aerospace & Defense - 0.9%
Boeing Co., 6.00%, 10/15/2027	90,000	6,215,400

Trading Companies & Distributors - 0.3%
QXO, Inc., 5.50%, 05/15/2028	30,000	1,654,500
Total Industrials		7,869,900

Utilities - 0.8%
Electric Utilities - 0.8%
PG&E Corp., Series A, 6.00%, 12/01/2027	135,000	5,535,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,072,713)		15,805,200

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.5%	Shares	Value
Fidelity Money Market Government Portfolio - Class I, 3.67% (c)	23,494,950	23,494,950
TOTAL MONEY MARKET FUNDS (Cost $23,494,950)		23,494,950

TOTAL INVESTMENTS - 98.3% (Cost $643,379,837)		656,259,731
Other Assets in Excess of Liabilities - 1.7%		11,500,095
TOTAL NET ASSETS - 100.0%		$667,759,826

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $378,519,976 or 56.7% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Buffalo High Yield Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$426,123,247	$–	$426,123,247
Bank Loans	–	174,215,961	–	174,215,961
Convertible Bonds	–	16,620,373	–	16,620,373
Convertible Preferred Stocks	15,805,200	–	–	15,805,200
Money Market Funds	23,494,950	–	–	23,494,950
Total Investments	$39,300,150	$616,959,581	$–	$656,259,731

Refer to the Schedule of Investments for further disaggregation of investment categories.